Tax and Social Security Obligations - Summary Of Tax And Social Security Obligations (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Tax and Social Security Obligations [Abstract]
Corporate Income Tax (CIT) liability	R$ 594,037	R$ 98,943
Corporate Income Tax (CIT) Prepaid	361,771	58,139
Withholding taxes payable	R$ 31,992	R$ 28,197